Organization and Principal Activities (Details) - Schedule of assets and liabilities of the VIEs - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	¥ 66,987	¥ 138,827
Contract assets	6,194	7,824
Accounts receivable	26,731	28,903
Other contract costs	33,153	54,088
Prepayments and other current assets	49,153	56,654
Amounts due from related parties	7,934	21,468
Prepaid income tax	13,046	12,265
Total current assets	203,198	320,029
Non-current assets
Restricted cash	10,358	11,599
Other contract costs	19,995	10,114
Equity method investments	24,552	26,084
Property and equipment, net	146,215	219,502
Operating lease right-of-use assets	322,559	484,225
Intangible assets, net	18,277	24,968
Deferred tax assets	6,997	4,200
Goodwill	274,567	302,158
Long-term prepayments and other non-current assets	40,648	62,337
Total non-current assets	864,168	1,145,187
Total assets	1,067,366	1,465,216
Current liabilities
Accounts payable	9,762	14,648
Bank loans	133,900	92,000
Deferred revenue	341,934	408,287
Salary and welfare payable	65,927	71,334
Financial liabilities from contracts with customers	384,561	490,095
Accrued expenses and other payables	43,009	46,845
Current operating lease liabilities	131,151	142,155
Income taxes payable	267	495
Amounts due to related parties	159,739	851
Total current liabilities	1,270,250	1,266,710
Non-current liabilities
Deferred revenue	46,927	60,528
Deferred tax liabilities	7,661	14,085
Operating lease liabilities	200,409	333,613
Non-current tax payable	33,718	26,085
Total non-current liabilities	288,715	434,311
Total liabilities	¥ 1,558,965	¥ 1,701,021